Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Property and Equipment
Building and improvements	$ 227,603	$ 227,603	$ 227,603
Furniture	119,811	118,187	108,139
Equipment	157,570	99,316	62,348
Property and Equipment, net	504,984	445,106	398,090
Less - Accumulated depreciation	115,193	92,607	61,572
Total	$ 389,791	$ 352,499	$ 336,518